Geographic areas and major customers (Schedule of Locations of Company's Long Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 13,341	$ 14,023
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	1,014	1,081
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	340	189
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 11,987	$ 12,753